UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Stock Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	14

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Stock Fund

June 30, 2018

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	2.52%	12.75%	12.62%	8.94%
Class A with 5.75% Maximum Sales Charge	—	—	–3.39	6.25	11.29	8.30
Class C at NAV	10/01/2009	11/01/2001	2.16	11.93	11.78	8.24
Class C with 1% Maximum Sales Charge	—	—	1.16	10.93	11.78	8.24
Class I at NAV	09/03/2008	11/01/2001	2.69	13.04	12.90	9.21
S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.11%	1.86%	0.86%
Net				0.98	1.73	0.73

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.6%

Alphabet, Inc., Class C	3.7

Amazon.com, Inc.	3.7

Facebook, Inc., Class A	3.1

Walt Disney Co. (The)	2.7

Microsoft Corp.	2.5

Johnson & Johnson	2.4

Mondelez International, Inc., Class A	2.4

Verizon Communications, Inc.	2.3

Bank of America Corp.	2.2

Total	29.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.20	$4.92	**	0.98%
Class C	$1,000.00	$1,021.60	$8.67	**	1.73%
Class I	$1,000.00	$1,026.90	$3.67	**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Investment in Stock Portfolio, at value (identified cost, $75,907,265)	$96,903,134
Receivable for Fund shares sold	88,786
Receivable from affiliate	14,709
Total assets	$97,006,629

Liabilities
Payable for Fund shares redeemed	$482,083
Payable to affiliates:
Distribution and service fees	22,410
Trustees’ fees	125
Accrued expenses	32,497
Total liabilities	$537,115
Net Assets	$96,469,514

Sources of Net Assets
Paid-in capital	$73,139,946
Accumulated undistributed net investment income	441,378
Accumulated net realized gain from Portfolio	1,892,321
Net unrealized appreciation from Portfolio	20,995,869
Total	$96,469,514

Class A Shares
Net Assets	$49,302,047
Shares Outstanding	2,749,419
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.93
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.02

Class C Shares
Net Assets	$14,254,411
Shares Outstanding	815,704
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.47

Class I Shares
Net Assets	$32,913,056
Shares Outstanding	1,832,477
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends allocated from Portfolio (net of foreign taxes, $7,161)	$888,792
Expenses allocated from Portfolio	(317,329)
Total investment income from Portfolio	$571,463

Expenses
Distribution and service fees
Class A	$63,352
Class C	75,985
Trustees’ fees and expenses	250
Custodian fee	7,528
Transfer and dividend disbursing agent fees	37,643
Legal and accounting services	14,542
Printing and postage	10,249
Registration fees	35,975
Miscellaneous	5,883
Total expenses	$251,407
Deduct —
Allocation of expenses to affiliate	$65,802
Total expense reductions	$65,802

Net expenses	$185,605

Net investment income	$385,858

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$5,026,774
Foreign currency transactions	13
Net realized gain	$5,026,787
Change in unrealized appreciation (depreciation) —
Investments	$(2,871,086)
Foreign currency	(95)
Net change in unrealized appreciation (depreciation)	$(2,871,181)

Net realized and unrealized gain	$2,155,606

Net increase in net assets from operations	$2,541,464

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$385,858	$1,014,779
Net realized gain	5,026,787	7,025,014 (1)
Net change in unrealized appreciation (depreciation)	(2,871,181)	10,132,699
Net increase in net assets from operations	$2,541,464	$18,172,492
Distributions to shareholders —
From net investment income
Class A	$—	$(478,397)
Class C	—	(25,330)
Class I	—	(417,767)
From net realized gain
Class A	—	(3,385,534)
Class C	—	(1,057,806)
Class I	—	(2,312,252)
Total distributions to shareholders	$—	$(7,677,086)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,257,735	$10,186,119
Class C	422,580	3,046,078
Class I	2,701,568	21,013,009
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	3,721,484
Class C	—	1,067,099
Class I	—	2,694,867
Cost of shares redeemed
Class A	(6,222,876)	(26,104,746)
Class C	(2,702,599)	(4,897,671)
Class I	(5,789,252)	(20,059,523)
Net decrease in net assets from Fund share transactions	$(9,332,844)	$(9,333,284)
Other capital —
Portfolio transaction fee contributed to Portfolio	$(15,629)	$(42,504)
Portfolio transaction fee allocated from Portfolio	13,413	33,374
Net decrease in net assets from other capital	$(2,216)	$(9,130)

Net increase (decrease) in net assets	$(6,793,596)	$1,152,992

Net Assets
At beginning of period	$103,263,110	$102,110,118
At end of period	$96,469,514	$103,263,110

Accumulated undistributed net investment income included in net assets
At end of period	$441,378	$55,520

(1)	Includes $999,901 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2018

Financial Highlights

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$17.490		$15.740	$15.160	$15.680	$15.850	$13.330

Income (Loss) From Operations
Net investment income(1)	$0.071		$0.178	$0.193	$0.129	$0.095	$0.063
Net realized and unrealized gain	0.369		2.933	0.834	0.584	1.722	4.232

Total income from operations	$0.440		$3.111	$1.027	$0.713	$1.817	$4.295

Less Distributions
From net investment income	$—		$(0.168)	$(0.140)	$(0.107)	$(0.073)	$(0.065)
From net realized gain	—		(1.191)	(0.311)	(1.126)	(1.914)	(1.710)

Total distributions	$—		$(1.359)	$(0.451)	$(1.233)	$(1.987)	$(1.775)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.002)	$0.004	$—	$—	$—

Net asset value — End of period	$17.930		$17.490	$15.740	$15.160	$15.680	$15.850

Total Return(3)(4)	2.52	%(5)	19.91%	6.80%	4.51%	11.99%	32.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,302		$51,999	$58,620	$55,496	$50,826	$43,270
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)	0.98	%(7)	0.98%	0.98%	1.05%	1.22%	1.25%
Net investment income	0.81	%(7)	1.05%	1.26%	0.81%	0.57%	0.41%
Portfolio Turnover of the Portfolio	42	%(5)	101%	118%	96%	109%	90%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.13%, 0.13%, 0.12%, 0.14%, 0.13% and 0.19% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$17.100		$15.420	$14.870	$15.420	$15.640	$13.200

Income (Loss) From Operations
Net investment income (loss)(1)	$0.004		$0.050	$0.076	$0.009	$(0.029)	$(0.053)
Net realized and unrealized gain	0.366		2.851	0.813	0.580	1.697	4.165

Total income from operations	$0.370		$2.901	$0.889	$0.589	$1.668	$4.112

Less Distributions
From net investment income	$—		$(0.028)	$(0.034)	$(0.013)	$—	$(0.010)
From net realized gain	—		(1.191)	(0.309)	(1.126)	(1.888)	(1.662)

Total distributions	$—		$(1.219)	$(0.343)	$(1.139)	$(1.888)	$(1.672)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.002)	$0.004	$—	$—	$—

Net asset value — End of period	$17.470		$17.100	$15.420	$14.870	$15.420	$15.640

Total Return(3)(4)	2.16	%(5)	18.94%	6.00%	3.77%	11.16%	31.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,254		$16,196	$15,370	$14,986	$11,683	$8,123
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)	1.73	%(7)	1.73%	1.73%	1.80%	1.96%	2.00%
Net investment income (loss)	0.05	%(7)	0.30%	0.51%	0.06%	(0.18)%	(0.35)%
Portfolio Turnover of the Portfolio	42	%(5)	101%	118%	96%	109%	90%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.13%, 0.13%, 0.12%, 0.14%, 0.13% and 0.19% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$17.490		$15.750	$15.170	$15.680	$15.850	$13.330

Income (Loss) From Operations
Net investment income(1)	$0.093		$0.219	$0.233	$0.172	$0.126	$0.102
Net realized and unrealized gain	0.377		2.931	0.834	0.590	1.729	4.233

Total income from operations	$0.470		$3.150	$1.067	$0.762	$1.855	$4.335

Less Distributions
From net investment income	$—		$(0.217)	$(0.180)	$(0.146)	$(0.111)	$(0.105)
From net realized gain	—		(1.191)	(0.311)	(1.126)	(1.914)	(1.710)

Total distributions	$—		$(1.408)	$(0.491)	$(1.272)	$(2.025)	$(1.815)

Portfolio transaction fee, net(1)	$(0.000	)(2)	$(0.002)	$0.004	$—	$—	$—

Net asset value — End of period	$17.960		$17.490	$15.750	$15.170	$15.680	$15.850

Total Return(3)(4)	2.69	%(5)	20.14%	7.05%	4.83%	12.24%	33.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,913		$35,068	$28,121	$20,457	$12,760	$11,622
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)	0.73	%(7)	0.73%	0.73%	0.80%	0.97%	1.00%
Net investment income	1.06	%(7)	1.28%	1.51%	1.07%	0.75%	0.66%
Portfolio Turnover of the Portfolio	42	%(5)	101%	118%	96%	109%	90%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.13%, 0.13%, 0.12%, 0.14%, 0.13% and 0.19% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the waivers and reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (15.7% at June 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

11

Eaton Vance

Stock Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $65,802 of the Fund’s operating expenses for the six months ended June 30, 2018. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $4,682 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,494 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $63,352 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2018, the Fund paid or accrued to EVD $56,989 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to $18,996 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2018, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,132,823 and $10,475,419, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

12

Eaton Vance

Stock Fund

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	126,175	601,502
Issued to shareholders electing to receive payments of distributions in Fund shares	—	213,584
Redemptions	(350,393)	(1,565,290)

Net decrease	(224,218)	(750,204)

Class C	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	24,179	184,621
Issued to shareholders electing to receive payments of distributions in Fund shares	—	62,670
Redemptions	(155,367)	(297,162)

Net decrease	(131,188)	(49,871)

Class I	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	151,512	1,259,515
Issued to shareholders electing to receive payments of distributions in Fund shares	—	154,608
Redemptions	(323,700)	(1,194,869)

Net increase (decrease)	(172,188)	219,254

13

Stock Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value

Aerospace & Defense — 4.1%
CAE, Inc.	314,000	$6,522,907
Raytheon Co.	47,537	9,183,198
Textron, Inc.	146,500	9,655,815
		$25,361,920

Air Freight & Logistics — 2.0%
FedEx Corp.	55,901	$12,692,881
		$12,692,881

Auto Components — 1.8%
Aptiv PLC	43,209	$3,959,241
Delphi Technologies PLC	156,803	7,128,264
		$11,087,505

Banks — 5.9%
Bank of America Corp.	472,780	$13,327,668
JPMorgan Chase & Co.	117,540	12,247,668
KeyCorp	320,660	6,265,697
PNC Financial Services Group, Inc. (The)	34,400	4,647,440
		$36,488,473

Beverages — 1.4%
Constellation Brands, Inc., Class A	39,881	$8,728,754
		$8,728,754

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.(1)	20,851	$2,588,652
Biogen, Inc.(1)	10,948	3,177,547
Celgene Corp.(1)	40,215	3,193,875
Gilead Sciences, Inc.	69,793	4,944,136
Vertex Pharmaceuticals, Inc.(1)	17,552	2,983,138
		$16,887,348

Capital Markets — 1.1%
Charles Schwab Corp. (The)	137,000	$7,000,700
		$7,000,700

Commercial Services & Supplies — 1.0%
Deluxe Corp.	93,581	$6,195,998
		$6,195,998

Security	Shares	Value

Consumer Finance — 1.5%
Ally Financial, Inc.	181,767	$4,775,019
Navient Corp.	367,600	4,789,828
		$9,564,847

Containers & Packaging — 1.7%
Ball Corp.	292,210	$10,388,065
		$10,388,065

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	282,803	$14,227,819
		$14,227,819

Electric Utilities — 2.1%
Edison International	117,500	$7,434,225
NextEra Energy, Inc.	32,536	5,434,488
		$12,868,713

Energy Equipment & Services — 0.8%
Halliburton Co.	105,592	$4,757,976
		$4,757,976

Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	54,000	$9,282,060
Public Storage	33,299	7,554,211
		$16,836,271

Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	263,558	$9,672,579
		$9,672,579

Food Products — 3.6%
Conagra Brands, Inc.	204,000	$7,288,920
Mondelez International, Inc., Class A	358,300	14,690,300
		$21,979,220

Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.(1)	254,300	$8,315,610
Danaher Corp.	78,426	7,739,078
		$16,054,688

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.7%
Aetna, Inc.	57,193	$10,494,915
Anthem, Inc.	25,800	6,141,174
		$16,636,089

Insurance — 4.6%
American Financial Group, Inc.	73,308	$7,868,148
American International Group, Inc.	247,600	13,127,752
First American Financial Corp.	146,692	7,586,910
		$28,582,810

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc.(1)	13,342	$22,678,732
Netflix, Inc.(1)	15,800	6,184,594
		$28,863,326

Internet Software & Services — 7.6%
Alphabet, Inc., Class C(1)	20,469	$22,836,240
Facebook, Inc., Class A(1)	99,932	19,418,786
GoDaddy, Inc., Class A(1)	67,179	4,742,837
		$46,997,863

IT Services — 2.8%
Amdocs, Ltd.	92,082	$6,094,907
Cognizant Technology Solutions Corp., Class A	139,018	10,981,032
		$17,075,939

Machinery — 0.7%
Parker-Hannifin Corp.	28,200	$4,394,970
		$4,394,970

Media — 2.7%
Walt Disney Co. (The)	156,609	$16,414,189
		$16,414,189

Metals & Mining — 0.5%
Rio Tinto PLC ADR	59,480	$3,299,950
		$3,299,950

Multi-Utilities — 0.9%
Sempra Energy	48,442	$5,624,601
		$5,624,601

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.5%
ConocoPhillips	110,766	$7,711,529
Diamondback Energy, Inc.	48,600	6,394,302
Exxon Mobil Corp.	149,800	12,392,954
Phillips 66	68,425	7,684,812
		$34,183,597

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)	43,013	$7,411,140
Johnson & Johnson	123,024	14,927,732
Pfizer, Inc.	299,168	10,853,815
		$33,192,687

Road & Rail — 1.3%
CSX Corp.	122,854	$7,835,628
		$7,835,628

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Inc.	23,043	$5,591,154
QUALCOMM, Inc.	118,662	6,659,311
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,843	4,783,620
Texas Instruments, Inc.	60,419	6,661,195
		$23,695,280

Software — 6.5%
Adobe Systems, Inc.(1)	33,218	$8,098,881
Intuit, Inc.	37,116	7,582,984
Microsoft Corp.	158,320	15,611,935
Oracle Corp.	205,600	9,058,736
		$40,352,536

Specialty Retail — 4.1%
Home Depot, Inc. (The)	66,168	$12,909,377
TJX Cos., Inc. (The)	85,400	8,128,372
Tractor Supply Co.	56,600	4,329,334
		$25,367,083

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	153,717	$28,454,554
HP, Inc.	435,991	9,892,636
		$38,347,190

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.(1)	424,600	$4,551,712
		$4,551,712

Total Common Stocks (identified cost $513,469,351)		$616,209,207

Short-Term Investments — 0.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	5,383,101	$5,383,101

Total Short-Term Investments (identified cost $5,383,101)		$5,383,101

Total Investments — 100.5% (identified cost $518,852,452)		$621,592,308

Other Assets, Less Liabilities — (0.5)%		$(3,070,246)

Net Assets — 100.0%		$618,522,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $513,469,351)	$616,209,207
Affiliated investment, at value (identified cost, $5,383,101)	5,383,101
Foreign currency, at value (identified cost, $15,978)	16,122
Dividends receivable	654,115
Dividends receivable from affiliated investment	2,245
Receivable for investments sold	1,353,348
Tax reclaims receivable	174,426
Total assets	$623,792,564

Liabilities
Payable for investments purchased	$4,852,572
Payable to affiliates:
Investment adviser fee	308,338
Trustees’ fees	6,910
Accrued expenses	102,682
Total liabilities	$5,270,502
Net Assets applicable to investors’ interest in Portfolio	$618,522,062

Sources of Net Assets
Investors’ capital	$515,783,835
Net unrealized appreciation	102,738,227
Total	$618,522,062

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends (net of foreign taxes, $45,716)	$5,662,049
Dividends from affiliated investment	12,947
Total investment income	$5,674,996

Expenses
Investment adviser fee	$1,889,103
Trustees’ fees and expenses	12,090
Custodian fee	84,718
Legal and accounting services	25,286
Miscellaneous	13,715
Total expenses	$2,024,912

Net investment income	$3,650,084

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$32,042,053
Investment transactions — affiliated investment	(14)
Foreign currency transactions	95
Net realized gain	$32,042,134
Change in unrealized appreciation (depreciation) —
Investments	$(18,528,834)
Investments — affiliated investment	405
Foreign currency	(614)
Net change in unrealized appreciation (depreciation)	$(18,529,043)

Net realized and unrealized gain	$13,513,091

Net increase in net assets from operations	$17,163,175

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$3,650,084	$8,760,643
Net realized gain	32,042,134	44,411,069 (1)
Net change in unrealized appreciation (depreciation)	(18,529,043)	63,700,885
Net increase in net assets from operations	$17,163,175	$116,872,597
Capital transactions —
Contributions	$6,691,583	$30,972,679
Withdrawals	(52,823,394)	(141,623,853)
Portfolio transaction fee	85,711	210,734
Net decrease in net assets from capital transactions	$(46,046,100)	$(110,440,440)

Net increase (decrease) in net assets	$(28,882,925)	$6,432,157

Net Assets
At beginning of period	$647,404,987	$640,972,830
At end of period	$618,522,062	$647,404,987

(1)	Includes $6,288,884 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.64%	0.65%	0.70%	0.71%	0.73%
Net investment income	1.15	%(2)	1.38%	1.60%	1.16%	1.07%	0.93%
Portfolio Turnover	42	%(3)	101%	118%	96%	109%	90%

Total Return	2.69	%(3)	20.31%	7.14%	4.88%	12.56%	33.50%

Net assets, end of period (000’s omitted)	$618,522		$647,405	$640,973	$395,492	$252,929	$237,133

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.7%, 2.1% and 82.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

21

Stock Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2018, the Portfolio’s investment adviser fee amounted to $1,889,103 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $268,384,275 and $308,455,705, respectively, for the six months ended June 30, 2018.

22

Stock Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$519,478,085

Gross unrealized appreciation	$109,951,781
Gross unrealized depreciation	(7,837,558)

Net unrealized appreciation	$102,114,223

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$616,209,207	*	$—	$—	$616,209,207
Short-Term Investments	—		5,383,101	—	5,383,101

Total Investments	$616,209,207		$5,383,101	$—	$621,592,308

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Stock Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Stock Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Stock Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Stock Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

25

Eaton Vance

Stock Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

26

Eaton Vance

Stock Fund

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.18

Parametric Commodity Strategy Fund

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser and sub-adviser are registered with the CFTC as commodity pool operators and commodity trading advisors. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-0761.

Semiannual Report June 30, 2018

Parametric Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	21

Important Notices	22

Parametric Commodity Strategy Fund

June 30, 2018

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months		One Year	Five Years	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	–1.11%		7.95%	–4.22%	–6.41%
Institutional Class at NAV	05/25/2011	05/25/2011	–1.09		8.30	–4.01	–6.22
Bloomberg Commodity Index Total Return	—	—	–0.00	%*	7.35%	–6.40%	–8.15%

*	Amount is less than –0.005%

% Total Annual Operating Expense Ratios[3]	Investor Class	Institutional Class
Gross	0.99%	0.74%
Net	0.90	0.65

Fund Profile

Commodity Exposure (% of net assets)4

Agriculture	25.82%	Industrial Metals	23.67%

Sugar	3.59	Aluminum	6.87

Soybean Oil	3.54	Nickel	3.60

Corn	3.53	New York Copper	3.57

Coffee	3.53	Copper	3.54

Soybean	3.50	Zinc	3.41

Cocoa	1.93	Lead	1.78

Wheat	1.85	Tin	0.90

Soybean Meal	1.73

Cotton	1.72	Precious Metals	16.98%

Kansas Wheat	0.90	Gold	7.25

		Silver	7.08

Energy	26.76%	Platinum	1.75

RBOB Gasoline	7.61	Palladium	0.90

Natural Gas	7.46

Heating Oil	3.84	Livestock	6.61%

Gasoil	3.82	Live Cattle	3.88

WTI Crude Oil	2.07	Lean Hogs	1.78

Brent Crude Oil	1.96	Feeder Cattle	0.95

Asset Allocation (% of net assets)5

*	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Commodity Strategy Fund

June 30, 2018

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric Commodity Strategy Fund

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$988.90	$4.44	**	0.90%
Institutional Class	$1,000.00	$989.10	$3.21	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.51	**	0.90%
Institutional Class	$1,000.00	$1,021.60	$3.26	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 101.6%

U.S. Treasury Obligations — 92.1%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/19/18	$39,500	$39,467,941
U.S. Treasury Bill, 0.00%, 8/16/18	12,000	11,972,756
U.S. Treasury Bill, 0.00%, 9/13/18(1)	19,600	19,525,777
U.S. Treasury Bill, 0.00%, 10/11/18	21,000	20,886,585
U.S. Treasury Bill, 0.00%, 11/8/18	10,300	10,226,737
U.S. Treasury Bill, 0.00%, 12/6/18	48,400	47,972,831
U.S. Treasury Bill, 0.00%, 1/3/19	32,000	31,657,955
U.S. Treasury Bill, 0.00%, 1/31/19(1)	67,000	66,186,355
U.S. Treasury Bill, 0.00%, 2/28/19	11,000	10,842,873
U.S. Treasury Bill, 0.00%, 3/28/19(1)	11,000	10,820,508
U.S. Treasury Bill, 0.00%, 4/25/19(1)	14,200	13,941,831
U.S. Treasury Bill, 0.00%, 6/20/19	9,600	9,388,671

Total U.S. Treasury Obligations (identified cost $293,137,071)		$292,890,820

Other — 9.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	30,298,239	$30,298,239

Total Other (identified cost $30,298,588)		$30,298,239

Total Short-Term Investments (identified cost $323,435,659)		$323,189,059

Total Investments — 101.6% (identified cost $323,435,659)		$323,189,059

Other Assets, Less Liabilities — (1.6)%		$(5,244,118)

Net Assets — 100.0%		$317,944,941

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	79	Long	Oct-18	$6,229,940	$316,790
Cocoa	244	Long	Sep-18	6,129,280	(631,370)
Coffee	260	Long	Sep-18	11,222,250	(1,024,556)
Copper	153	Long	Sep-18	11,344,950	(446,988)
Corn	625	Long	Sep-18	11,234,375	(1,561,575)
Cotton No. 2	130	Long	Dec-18	5,454,800	290,830
Feeder Cattle	40	Long	Sep-18	3,019,000	65,175
Gold	182	Long	Dec-18	23,046,660	(877,940)
Hard Red Winter Wheat	117	Long	Sep-18	2,857,725	(431,700)
Lean Hogs	236	Long	Oct-18	5,642,760	(242,110)
Live Cattle	280	Long	Oct-18	12,322,800	318,160
LME Copper	62	Long	Jul-18	10,288,900	(142,522)
LME Copper	68	Long	Aug-18	11,271,000	(336,655)
LME Copper	68	Long	Sep-18	11,267,600	(809,965)
LME Copper	62	Short	Jul-18	(10,288,900)	273,265
LME Copper	68	Short	Aug-18	(11,271,000)	795,260
LME Lead	96	Long	Jul-18	5,788,200	98,362
LME Lead	99	Long	Aug-18	5,966,606	348,890
LME Lead	94	Long	Sep-18	5,664,675	(250,745)

5	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures (continued)
LME Lead	96	Short	Jul-18	$(5,788,200)	$(341,280)
LME Lead	99	Short	Aug-18	(5,966,606)	262,474
LME Nickel	132	Long	Jul-18	11,749,716	1,327,392
LME Nickel	136	Long	Aug-18	12,130,248	714,408
LME Nickel	128	Long	Sep-18	11,438,976	(668,928)
LME Nickel	132	Short	Jul-18	(11,749,716)	(686,268)
LME Nickel	136	Short	Aug-18	(12,130,248)	713,184
LME Primary Aluminum	449	Long	Jul-18	24,290,900	1,796,952
LME Primary Aluminum	413	Long	Aug-18	21,961,275	(1,918,192)
LME Primary Aluminum	410	Long	Sep-18	21,850,438	(1,857,300)
LME Primary Aluminum	449	Short	Jul-18	(24,290,900)	2,119,315
LME Primary Aluminum	413	Short	Aug-18	(21,961,275)	1,882,247
LME Tin	25	Long	Jul-18	2,478,750	(133,063)
LME Tin	29	Long	Aug-18	2,870,275	(176,845)
LME Tin	29	Long	Sep-18	2,865,925	(127,093)
LME Tin	25	Short	Jul-18	(2,478,750)	160,438
LME Tin	29	Short	Aug-18	(2,870,275)	125,208
LME Zinc	138	Long	Jul-18	9,975,675	(1,264,900)
LME Zinc	153	Long	Aug-18	10,949,063	(704,093)
LME Zinc	152	Long	Sep-18	10,856,600	(1,294,660)
LME Zinc	138	Short	Jul-18	(9,975,675)	530,610
LME Zinc	153	Short	Aug-18	(10,949,063)	1,290,173
Low Sulphur Gasoil	179	Long	Sep-18	12,149,625	419,950
Natural Gas	757	Long	Jan-19	23,731,950	197,370
NY Harbor ULSD	131	Long	Sep-18	12,193,532	362,582
Palladium	30	Long	Sep-18	2,852,700	(16,515)
Platinum	130	Long	Oct-18	5,575,050	(315,680)
RBOB Gasoline	270	Long	Sep-18	24,178,014	573,195
Silver	278	Long	Sep-18	22,515,220	(359,465)
Soybean	253	Long	Nov-18	11,132,000	(1,895,087)
Soybean Meal	167	Long	Dec-18	5,509,330	(921,100)
Soybean Oil	630	Long	Dec-18	11,241,720	(597,198)
Sugar No. 11	832	Long	Oct-18	11,415,040	242,144
Wheat	235	Long	Sep-18	5,889,688	(408,175)
WTI Crude Oil	91	Long	Sep-18	6,593,860	658,590

					$(4,559,004)

Abbreviations:

LME	–	London Metal Exchange
ULSD	–	Ultra-Low Sulfur Diesel
WTI	–	West Texas Intermediate

6	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $293,137,071)	$292,890,820
Affiliated investment, at value (identified cost, $30,298,588)	30,298,239
Dividends receivable from affiliated investment	35,510
Receivable for Fund shares sold	771,611
Receivable for variation margin on open futures contracts	3,753,184
Receivable from affiliates	20,733
Total assets	$327,770,097

Liabilities
Payable for investments purchased	$9,388,200
Payable for Fund shares redeemed	139,797
Payable to affiliates:
Investment adviser and administration fee	145,239
Distribution and service fees	9,699
Trustees’ fees	2,780
Accrued expenses	139,441
Total liabilities	$9,825,156
Net Assets	$317,944,941

Sources of Net Assets
Paid-in capital	$341,529,939
Accumulated undistributed net investment income	1,331,022
Accumulated net realized loss	(20,110,416)
Net unrealized depreciation	(4,805,604)
Total	$317,944,941

Investor Class Shares
Net Assets	$22,834,313
Shares Outstanding	4,261,887
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.36

Institutional Class Shares
Net Assets	$295,110,628
Shares Outstanding	54,450,336
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.42

7	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Interest	$2,132,426
Dividends from affiliated investment	238,329
Total investment income	$2,370,755

Expenses
Investment adviser and administration fee	$826,182
Distribution and service fees
Investor Class	62,806
Trustees’ fees and expenses	5,266
Custodian fee	78,637
Transfer and dividend disbursing agent fees	63,216
Legal and accounting services	46,431
Printing and postage	11,224
Registration fees	32,755
Miscellaneous	13,371
Total expenses	$1,139,888
Deduct —
Allocation of expenses to affiliates	$100,155
Total expense reductions	$100,155

Net expenses	$1,039,733

Net investment income	$1,331,022

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(4,273)
Investment transactions — affiliated investment	(994)
Futures contracts	5,302,185
Net realized gain	$5,296,918
Change in unrealized appreciation (depreciation) —
Investments	$6,805
Investments — affiliated investment	2,289
Futures contracts	(10,334,844)
Net change in unrealized appreciation (depreciation)	$(10,325,750)

Net realized and unrealized loss	$(5,028,832)

Net decrease in net assets from operations	$(3,697,810)

8	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$1,331,022	$453,331
Net realized gain	5,296,918	10,803,010
Net change in unrealized appreciation (depreciation)	(10,325,750)	3,723,241
Net increase (decrease) in net assets from operations	$(3,697,810)	$14,979,582
Distributions to shareholders —
From net investment income
Investor Class	$—	$(2,267,184)
Institutional Class	—	(10,103,672)
Total distributions to shareholders	$—	$(12,370,856)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$21,360,438	$23,676,755
Institutional Class	165,795,841	163,273,895
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	2,267,184
Institutional Class	—	10,051,833
Cost of shares redeemed
Investor Class	(45,703,809)	(10,310,652)
Institutional Class	(73,403,600)	(93,169,038)
Net increase in net assets from Fund share transactions	$68,048,870	$95,789,977

Net increase in net assets	$64,351,060	$98,398,703

Net Assets
At beginning of period	$253,593,881	$155,195,178
At end of period	$317,944,941	$253,593,881

Accumulated undistributed net investment income included in net assets
At end of period	$1,331,022	$—

9	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Financial Highlights

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016	2015		2014		2013
Net asset value — Beginning of period	$5.420		$5.340		$5.000	$6.440		$7.560		$8.460

Income (Loss) From Operations
Net investment income (loss)(1)	$0.018		$(0.000	)(2)	$(0.023)	$(0.042)		$(0.067)		$(0.068)
Net realized and unrealized gain (loss)	(0.078)		0.350		0.710	(1.398)		(1.053)		(0.832)

Total income (loss) from operations	$(0.060)		$0.350		$0.687	$(1.440)		$(1.120)		$(0.900)

Less Distributions
From net investment income	$—		$(0.270)		$(0.347)	$—		$—		$—

Total distributions	$—		$(0.270)		$(0.347)	$—		$—		$—

Net asset value — End of period	$5.360		$5.420		$5.340	$5.000		$6.440		$7.560

Total Return(3)(4)	(1.11	)%(5)	6.70%		13.78%	(22.36)%		(14.81)%		(10.64)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,834		$47,621		$31,373	$9,579		$2,047		$2,280
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.90	%(7)	0.90%		0.94%	0.95%		0.98%		1.00%
Net investment income (loss)	0.67	%(7)	(0.01)%		(0.43)%	(0.74)%		(0.88)%		(0.87)%
Portfolio Turnover	0%		0%		0%	573	%(8)	1,232	%(8)	2,797	%(8)

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $(0.0005) per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.09%, 0.19%, 0.29%, 0.26% and 0.39% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

10	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017	2016	2015		2014		2013
Net asset value — Beginning of period	$5.480		$5.390	$5.040	$6.480		$7.590		$8.470

Income (Loss) From Operations
Net investment income (loss)(1)	$0.025		$0.013	$(0.011)	$(0.030)		$(0.048)		$(0.049)
Net realized and unrealized gain (loss)	(0.085)		0.359	0.716	(1.410)		(1.062)		(0.831)

Total income (loss) from operations	$(0.060)		$0.372	$0.705	$(1.440)		$(1.110)		$(0.880)

Less Distributions
From net investment income	$—		$(0.282)	$(0.355)	$—		$—		$—

Total distributions	$—		$(0.282)	$(0.355)	$—		$—		$—

Net asset value — End of period	$5.420		$5.480	$5.390	$5.040		$6.480		$7.590

Total Return(2)(3)	(1.09	)%(4)	7.06%	14.04%	(22.22)%		(14.62)%		(10.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295,111		$205,973	$123,822	$97,359		$88,761		$84,073
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	0.65	%(6)	0.65%	0.69%	0.70%		0.73%		0.75%
Net investment income (loss)	0.93	%(6)	0.24%	(0.20)%	(0.51)%		(0.63)%		(0.62)%
Portfolio Turnover	0%		0%	0%	573	%(7)	1,232	%(7)	2,797	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.07%, 0.09%, 0.19%, 0.29%, 0.26% and 0.39% of average daily net assets for the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

11	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2018 were $48,290,799 or 15.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

12

Parametric Commodity Strategy Fund

June 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $67,572 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $33,790 are short-term and $33,782 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund’s investment in the Subsidiary, at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$376,088,324

Gross unrealized appreciation	$1,385
Gross unrealized depreciation	(52,722,898)

Net unrealized depreciation	$(52,721,513)

13

Parametric Commodity Strategy Fund

June 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Trust and EVM and the investment advisory agreement and subsequent fee reduction agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.55% of the Fund’s consolidated average daily net assets up to $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended June 30, 2018, the investment adviser and administration fee amounted to $826,182 or 0.55% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2019. Pursuant to this agreement, EVM and Parametric were allocated $100,155 in total of the Fund’s operating expenses for the six months ended June 30, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, EVM earned $1,219 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 amounted to $62,806 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2018.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	3,917,886	4,397,400
Issued to shareholders electing to receive payments of distributions in Fund shares	—	431,024
Redemptions	(8,444,564)	(1,914,118)

Net increase (decrease)	(4,526,678)	2,914,306

14

Parametric Commodity Strategy Fund

June 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017

Sales	30,291,112	30,008,371
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,893,001
Redemptions	(13,451,889)	(17,247,380)

Net increase	16,839,223	14,653,992

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2018 is included in the Consolidated Portfolio of Investments. At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$15,882,964(1)	$(20,441,968	)(1)

Total derivatives not subject to master netting or similar agreements	$15,882,964	$(20,441,968)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$5,302,185	(1)	$(10,334,844	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$421,600,000	$124,118,000

15

Parametric Commodity Strategy Fund

June 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

9  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —
U.S. Treasury Obligations	$—	$292,890,820	$—	$292,890,820
Other	—	30,298,239	—	30,298,239

Total Investments	$—	$323,189,059	$—	$323,189,059

Futures Contracts	$15,882,964	$—	$—	$15,882,964

Total	$15,882,964	$323,189,059	$—	$339,072,023

Liability Description

Futures Contracts	$(20,441,968)	$—	$—	$(20,441,968)

Total	$(20,441,968)	$—	$—	$(20,441,968)

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Parametric Commodity Strategy Fund

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Parametric Commodity Strategy Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

18

Parametric Commodity Strategy Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and higher than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

19

Parametric Commodity Strategy Fund

June 30, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Parametric Commodity Strategy Fund

June 30, 2018

Officers and Trustees

Officers of Parametric Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Commodity Strategy Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

22

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.18

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2018

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	43

Officers and Trustees	49

Important Notices	51

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	2.49%	15.07%	12.86%	9.62%
Class A with 5.75% Maximum Sales Charge	—	—	–3.40	8.46	11.53	8.98
Class B at NAV	03/28/1996	03/29/1966	2.12	14.22	12.01	8.81
Class B with 5% Maximum Sales Charge	—	—	–2.88	9.22	11.76	8.81
Class C at NAV	08/02/1996	03/29/1966	2.10	14.22	12.01	8.81
Class C with 1% Maximum Sales Charge	—	—	1.10	13.22	12.01	8.81
Class I at NAV	07/02/1999	03/29/1966	2.61	15.37	13.14	9.89
S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/28/1996	03/29/1966	8.23%	11.26%	8.73%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.16	9.50	7.56
Class B After Taxes on Distributions		03/28/1996	03/29/1966	9.22	11.72	8.77
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	5.46	9.77	7.48
Class C After Taxes on Distributions		08/02/1996	03/29/1966	13.16	11.90	8.69
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.87	9.96	7.46
Class I After Taxes on Distributions		07/02/1999	03/29/1966	15.04	12.78	9.57
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	9.31	10.85	8.35

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.79%	1.54%	1.54%	0.54%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	2.43%	14.91%	12.67%	9.44%
Class A with 5.75% Maximum Sales Charge	—	—	–3.47	8.32	11.35	8.80
Class B at NAV	02/28/2001	03/29/1966	2.01	14.01	11.82	8.62
Class B with 5% Maximum Sales Charge	—	—	–2.99	9.01	11.56	8.62
Class C at NAV	02/28/2001	03/29/1966	2.00	14.00	11.82	8.62
Class C with 1% Maximum Sales Charge	—	—	1.00	13.00	11.82	8.62
Class I at NAV	02/28/2001	03/29/1966	2.55	15.17	12.96	9.72
S&P 500 Index	—	—	2.65%	14.37%	13.41%	10.16%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		02/28/2001	03/29/1966	8.13%	11.12%	8.58%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.05	9.35	7.41
Class B After Taxes on Distributions		02/28/2001	03/29/1966	9.01	11.56	8.60
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	5.33	9.62	7.33
Class C After Taxes on Distributions		02/28/2001	03/29/1966	13.00	11.77	8.56
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.70	9.82	7.31
Class I After Taxes on Distributions		02/28/2001	03/29/1966	14.90	12.67	9.45
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	9.16	10.72	8.21

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.95%	1.70%	1.70%	0.70%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	3.5%

Facebook, Inc., Class A	3.3

Apple, Inc.	3.1

Alphabet, Inc., Class C	2.4

JPMorgan Chase & Co.	2.1

Microsoft Corp.	2.1

Boeing Co. (The)	2.0

Intel Corp.	2.0

Alphabet, Inc., Class A	1.9

Wells Fargo & Co.	1.6

Total	24.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.90	$3.97	0.79%
Class B	$1,000.00	$1,021.20	$7.72	1.54%
Class C	$1,000.00	$1,021.00	$7.72	1.54%
Class I	$1,000.00	$1,026.10	$2.71	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$3.96	0.79%
Class B	$1,000.00	$1,017.20	$7.70	1.54%
Class C	$1,000.00	$1,017.20	$7.70	1.54%
Class I	$1,000.00	$1,022.10	$2.71	0.54%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/18)	Ending Account Value (6/30/18)	Expenses Paid During Period* (1/1/18 – 6/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.30	$4.72	0.94%
Class B	$1,000.00	$1,020.10	$8.46	1.69%
Class C	$1,000.00	$1,020.00	$8.46	1.69%
Class I	$1,000.00	$1,025.50	$3.47	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.71	0.94%
Class B	$1,000.00	$1,016.40	$8.45	1.69%
Class C	$1,000.00	$1,016.40	$8.45	1.69%
Class I	$1,000.00	$1,021.40	$3.46	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Statements of Assets and Liabilities (Unaudited)

	June 30, 2018
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $456,035,244 and $320,971,052, respectively)	$1,617,436,289	$792,573,872
Receivable for Fund shares sold	1,066,146	504,619
Total assets	$1,618,502,435	$793,078,491

Liabilities
Payable for Fund shares redeemed	$1,751,170	$671,400
Payable to affiliates:
Administration fee	—	99,438
Distribution and service fees	461,977	241,212
Trustees’ fees	125	125
Accrued expenses	204,744	118,601
Total liabilities	$2,418,016	$1,130,776
Net Assets	$1,616,084,419	$791,947,715

Sources of Net Assets
Paid-in capital	$1,182,309,433	$774,487,696
Accumulated undistributed net investment income	6,634,102	2,575,249
Accumulated net realized loss from Portfolio	(734,260,161)	(456,718,050)
Net unrealized appreciation from Portfolio	1,161,401,045	471,602,820
Total	$1,616,084,419	$791,947,715

Class A Shares
Net Assets	$1,248,824,134	$483,707,841
Shares Outstanding	23,751,006	20,481,855
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$52.58	$23.62
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$55.79	$25.06

Class B Shares
Net Assets	$1,434,286	$1,326,625
Shares Outstanding	27,819	56,779
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$51.56	$23.36

Class C Shares
Net Assets	$234,378,749	$162,226,922
Shares Outstanding	4,979,290	7,080,459
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$47.07	$22.91

Class I Shares
Net Assets	$131,447,250	$144,686,327
Shares Outstanding	2,673,362	6,105,513
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$49.17	$23.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2018
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Dividends allocated from Portfolio (net of foreign taxes, $109,209 and $53,255, respectively)	$13,760,995	$6,698,456
Expenses allocated from Portfolio	(3,733,650)	(1,817,647)
Total investment income from Portfolio	$10,027,345	$4,880,809

Expenses
Administration fee	$—	$593,990
Distribution and service fees
Class A	1,575,234	599,720
Class B	9,040	7,817
Class C	1,221,057	853,865
Trustees’ fees and expenses	250	250
Custodian fee	29,713	25,249
Transfer and dividend disbursing agent fees	426,139	191,009
Professional fees	22,393	19,696
Printing and postage	42,612	22,754
Registration fees	40,369	42,661
Miscellaneous	94,110	32,052
Total expenses	$3,460,917	$2,389,063

Net investment income	$6,566,428	$2,491,746

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$25,257,540	$12,281,635
Foreign currency transactions	(1,497)	(731)
Net realized gain	$25,256,043	$12,280,904
Change in unrealized appreciation (depreciation) —
Investments	$7,597,193	$3,527,824
Foreign currency	(7,485)	(3,693)
Net change in unrealized appreciation (depreciation)	$7,589,708	$3,524,131

Net realized and unrealized gain	$32,845,751	$15,805,035

Net increase in net assets from operations	$39,412,179	$18,296,781

(1)	Includes $29,023,868 and $14,121,861, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$6,566,428	$2,491,746
Net realized gain	25,256,043	12,280,904
Net change in unrealized appreciation (depreciation)	7,589,708	3,524,131
Net increase in net assets from operations	$39,412,179	$18,296,781
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,100,549	$17,070,822
Class B	8,356	—
Class C	416,955	3,621,725
Class I	60,636,002	27,984,779
Cost of shares redeemed
Class A	(48,862,110)	(17,704,296)
Class B	(164,300)	(39,814)
Class C	(19,523,342)	(18,399,101)
Class I	(46,309,322)	(21,045,915)
Net asset value of shares exchanged
Class A	530,491	455,610
Class B	(530,491)	(455,610)
Net decrease in net assets from Fund share transactions	$(45,697,212)	$(8,511,800)

Net increase (decrease) in net assets	$(6,285,033)	$9,784,981

Net Assets
At beginning of period	$1,622,369,452	$782,162,734
At end of period	$1,616,084,419	$791,947,715

Accumulated undistributed net investment income included in net assets
At end of period	$6,634,102	$2,575,249

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2017
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$13,418,902	$5,025,684
Net realized gain	39,223,289	18,710,912
Net change in unrealized appreciation (depreciation)	250,145,117	118,892,588
Net increase in net assets from operations	$302,787,308	$142,629,184
Distributions to shareholders —
From net investment income
Class A	$(10,943,927)	$(3,477,498)
Class C	(546,757)	(34,230)
Class I	(1,310,853)	(1,289,981)
Total distributions to shareholders	$(12,801,537)	$(4,801,709)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$50,140,974	$45,421,661
Class B	63,868	29,576
Class C	1,097,671	7,131,502
Class I	105,234,192	71,855,862
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,132,804	3,046,757
Class C	535,263	32,431
Class I	958,867	1,132,890
Cost of shares redeemed
Class A	(94,588,220)	(63,537,555)
Class B	(206,609)	(258,506)
Class C	(67,750,786)	(42,008,156)
Class I	(79,324,160)	(38,773,061)
Net asset value of shares exchanged
Class A	1,633,745	1,177,387
Class B	(1,633,745)	(1,177,387)
Net decrease in net assets from Fund share transactions	$(74,706,136)	$(15,926,599)

Net increase in net assets	$215,279,635	$121,900,876

Net Assets
At beginning of year	$1,407,089,817	$660,261,858
At end of year	$1,622,369,452	$782,162,734

Accumulated undistributed net investment income included in net assets
At end of year	$67,674	$83,503

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$51.300		$42.300		$39.330		$38.910	$35.000	$26.810

Income (Loss) From Operations
Net investment income(1)	$0.236		$0.467		$0.455		$0.435	$0.405	$0.354
Net realized and unrealized gain	1.044		8.982		2.964		0.402	3.913	8.195

Total income from operations	$1.280		$9.449		$3.419		$0.837	$4.318	$8.549

Less Distributions
From net investment income	$—		$(0.449)		$(0.449)		$(0.417)	$(0.408)	$(0.359)

Total distributions	$—		$(0.449)		$(0.449)		$(0.417)	$(0.408)	$(0.359)

Net asset value — End of period	$52.580		$51.300		$42.300		$39.330	$38.910	$35.000

Total Return(2)	2.49	%(3)	22.35%		8.68%		2.15%	12.33%	31.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,248,824		$1,257,823		$1,068,182		$1,055,259	$1,096,567	$1,048,081
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.79	%(6)	0.79%		0.81%		0.82%	0.83%	0.83%
Net investment income	0.90	%(6)	1.00%		1.14%		1.10%	1.11%	1.14%
Portfolio Turnover of the Portfolio	1	%(3)(7)	0	%(7)(8)	1	%(7)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class B
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$50.490		$41.580		$38.600		$38.130	$34.260	$26.220

Income (Loss) From Operations
Net investment income(1)	$0.039		$0.124		$0.155		$0.138	$0.128	$0.117
Net realized and unrealized gain	1.031		8.786		2.883		0.382	3.814	7.997

Total income from operations	$1.070		$8.910		$3.038		$0.520	$3.942	$8.114

Less Distributions
From net investment income	$—		$—		$(0.058)		$(0.050)	$(0.072)	$(0.074)

Total distributions	$—		$—		$(0.058)		$(0.050)	$(0.072)	$(0.074)

Net asset value — End of period	$51.560		$50.490		$41.580		$38.600	$38.130	$34.260

Total Return(2)	2.12	%(3)	21.43%		7.87%		1.36%	11.51%	30.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,434		$2,070		$3,336		$5,044	$7,411	$9,872
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.54	%(6)	1.54%		1.56%		1.57%	1.58%	1.59%
Net investment income	0.15	%(6)	0.27%		0.40%		0.36%	0.36%	0.39%
Portfolio Turnover of the Portfolio	1	%(3)(7)	0	%(7)(8)	1	%(7)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$46.100		$38.040		$35.440		$35.100	$31.630	$24.270

Income (Loss) From Operations
Net investment income(1)	$0.036		$0.114		$0.140		$0.125	$0.118	$0.110
Net realized and unrealized gain	0.934		8.047		2.645		0.365	3.515	7.402

Total income from operations	$0.970		$8.161		$2.785		$0.490	$3.633	$7.512

Less Distributions
From net investment income	$—		$(0.101)		$(0.185)		$(0.150)	$(0.163)	$(0.152)

Total distributions	$—		$(0.101)		$(0.185)		$(0.150)	$(0.163)	$(0.152)

Net asset value — End of period	$47.070		$46.100		$38.040		$35.440	$35.100	$31.630

Total Return(2)	2.10	%(3)	21.46%		7.85%		1.40%	11.48%	30.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$234,379		$248,201		$265,708		$263,896	$280,250	$269,668
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.54	%(6)	1.54%		1.56%		1.57%	1.58%	1.58%
Net investment income	0.15	%(6)	0.27%		0.39%		0.35%	0.36%	0.39%
Portfolio Turnover of the Portfolio	1	%(3)(7)	0	%(7)(8)	1	%(7)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$47.920		$39.530		$36.790		$36.430	$32.790	$25.130

Income (Loss) From Operations
Net investment income(1)	$0.281		$0.542		$0.516		$0.497	$0.473	$0.416
Net realized and unrealized gain	0.969		8.414		2.776		0.381	3.669	7.683

Total income from operations	$1.250		$8.956		$3.292		$0.878	$4.142	$8.099

Less Distributions
From net investment income	$—		$(0.566)		$(0.552)		$(0.518)	$(0.502)	$(0.439)

Total distributions	$—		$(0.566)		$(0.552)		$(0.518)	$(0.502)	$(0.439)

Net asset value — End of period	$49.170		$47.920		$39.530		$36.790	$36.430	$32.790

Total Return(2)	2.61	%(3)	22.67%		8.93%		2.41%	12.62%	32.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,447		$114,276		$69,864		$50,278	$45,037	$40,603
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.54	%(6)	0.54%		0.56%		0.56%	0.58%	0.59%
Net investment income	1.15	%(6)	1.24%		1.38%		1.34%	1.37%	1.42%
Portfolio Turnover of the Portfolio	1	%(3)(7)	0	%(7)(8)	1	%(7)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(8)	Amount is less than 0.5%.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$23.060		$19.020		$17.690		$17.500	$15.750	$12.060

Income (Loss) From Operations
Net investment income(1)	$0.088		$0.177		$0.176		$0.168	$0.155	$0.137
Net realized and unrealized gain	0.472		4.035		1.326		0.187	1.752	3.691

Total income from operations	$0.560		$4.212		$1.502		$0.355	$1.907	$3.828

Less Distributions
From net investment income	$—		$(0.172)		$(0.172)		$(0.165)	$(0.157)	$(0.138)

Total distributions	$—		$(0.172)		$(0.172)		$(0.165)	$(0.157)	$(0.138)

Net asset value — End of period	$23.620		$23.060		$19.020		$17.690	$17.500	$15.750

Total Return(2)	2.43	%(3)	22.15%		8.48%		2.03%	12.10%	31.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$483,708		$472,741		$403,485		$379,685	$377,644	$352,976
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)	0.95%		0.97%		0.97%	0.99%	1.00%
Net investment income	0.75	%(6)	0.84%		0.98%		0.95%	0.94%	0.98%
Portfolio Turnover of the Fund(7)	—		1%		—		—	—	—
Portfolio Turnover of the Portfolio	1	%(3)(8)	0	%(8)(9)	1	%(8)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class B
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$22.900		$18.890		$17.540		$17.330	$15.570	$11.920

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.000	)(2)	$0.024		$0.043		$0.035	$0.033	$0.031
Net realized and unrealized gain	0.460		3.986		1.307		0.180	1.731	3.626

Total income from operations	$0.460		$4.010		$1.350		$0.215	$1.764	$3.657

Less Distributions
From net investment income	$—		$—		$—		$(0.005)	$(0.004)	$(0.007)

Total distributions	$—		$—		$—		$(0.005)	$(0.004)	$(0.007)

Net asset value — End of period	$23.360		$22.900		$18.890		$17.540	$17.330	$15.570

Total Return(3)	2.01	%(4)	21.23%		7.70%		1.24%	11.33%	30.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,327		$1,778		$2,757		$4,230	$6,027	$8,046
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.69	%(7)	1.70%		1.72%		1.72%	1.74%	1.75%
Net investment income (loss)	(0.00	)%(7)(8)	0.11%		0.24%		0.20%	0.20%	0.22%
Portfolio Turnover of the Fund(9)	—		1%		—		—	—	—
Portfolio Turnover of the Portfolio	1	%(4)(10)	0	%(10)(11)	1	%(10)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Amount is less than (0.005)%.

(9)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(10)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(11)	Amount is less than 0.5%.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$22.460		$18.530		$17.240		$17.070	$15.370	$11.780

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.000	)(2)	$0.022		$0.041		$0.034	$0.031	$0.031
Net realized and unrealized gain	0.450		3.912		1.289		0.176	1.707	3.594

Total income from operations	$0.450		$3.934		$1.330		$0.210	$1.738	$3.625

Less Distributions
From net investment income	$—		$(0.004)		$(0.040)		$(0.040)	$(0.038)	$(0.035)

Total distributions	$—		$(0.004)		$(0.040)		$(0.040)	$(0.038)	$(0.035)

Net asset value — End of period	$22.910		$22.460		$18.530		$17.240	$17.070	$15.370

Total Return(3)	2.00	%(4)	21.23%		7.71%		1.23%	11.30%	30.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,227		$173,289		$175,072		$173,494	$169,638	$158,015
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.69	%(7)	1.70%		1.72%		1.72%	1.74%	1.75%
Net investment income (loss)	(0.00	)%(7)(8)	0.11%		0.23%		0.20%	0.19%	0.23%
Portfolio Turnover of the Fund(9)	—		1%		—		—	—	—
Portfolio Turnover of the Portfolio	1	%(4)(10)	0	%(10)(11)	1	%(10)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Amount is less than (0.005)%.

(9)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(10)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(11)	Amount is less than 0.5%.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
			2017		2016		2015	2014	2013
Net asset value — Beginning of period	$23.110		$19.060		$17.720		$17.530	$15.770	$12.080

Income (Loss) From Operations
Net investment income(1)	$0.117		$0.229		$0.221		$0.213	$0.198	$0.174
Net realized and unrealized gain	0.473		4.046		1.336		0.187	1.761	3.689

Total income from operations	$0.590		$4.275		$1.557		$0.400	$1.959	$3.863

Less Distributions
From net investment income	$—		$(0.225)		$(0.217)		$(0.210)	$(0.199)	$(0.173)

Total distributions	$—		$(0.225)		$(0.217)		$(0.210)	$(0.199)	$(0.173)

Net asset value — End of period	$23.700		$23.110		$19.060		$17.720	$17.530	$15.770

Total Return(2)	2.55	%(3)	22.44%		8.77%		2.28%	12.42%	32.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,686		$134,355		$78,948		$61,538	$52,480	$36,757
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.69	%(6)	0.70%		0.72%		0.72%	0.74%	0.75%
Net investment income	1.00	%(6)	1.09%		1.23%		1.20%	1.19%	1.24%
Portfolio Turnover of the Fund(7)	—		1%		—		—	—	—
Portfolio Turnover of the Portfolio	1	%(3)(8)	0	%(8)(9)	1	%(8)	9%	8%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)

Excludes the value of Fund securities contributed or distributed as a result of in-kind transactions. The portfolio turnover of the Fund including in-kind contributions and distributions of securities was 3% for the year ended December 31, 2017.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(9)	Amount is less than 0.5%.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Currently, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (9.4% and 4.6% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2018). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. Dividend income on Eaton Vance Cash Reserves Fund, LLC, an affiliated investment, is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio.

At December 31, 2017, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the respective Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Deferred capital losses
Short-term	$2,490,720	$—
Long-term	356,930	—

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2018, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $593,990. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2018 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$110,097	$37,496
EVD’s Class A Sales Charges	$11,152	$25,874

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2018 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,575,234	$599,720

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2018, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Distribution Fees	$6,780	$5,863
Class C Distribution Fees	$915,793	$640,399

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2018 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Service Fees	$2,260	$1,954
Class C Service Fees	$305,264	$213,466

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2018, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$—	$—
Class B	$—	$—
Class C	$200	$1,000

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2018, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$1,858,964	$49,285,349
Tax-Managed Growth Fund 1.2	4,522,568	14,778,312

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$38,705,668
Tax-Managed Growth Fund 1.2	9,197,779

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	152,233	160	8,783	1,233,866
Redemptions	(928,512)	(3,180)	(413,571)	(945,442)
Exchange from Class B shares	9,973	—	—	—
Exchange to Class A shares	—	(10,151)	—	—

Net increase (decrease)	(766,306)	(13,171)	(404,788)	288,424

	Year Ended December 31, 2017
	Class A	Class B	Class C	Class I

Sales	1,084,509	1,433	26,606	2,429,730
Issued to shareholders electing to receive payments of distributions in Fund shares	179,921	—	11,730	20,225
Redemptions	(2,037,181)	(4,512)	(1,639,139)	(1,832,554)
Exchange from Class B shares	35,452	—	—	—
Exchange to Class A shares	—	(36,167)	—	—

Net increase (decrease)	(737,299)	(39,246)	(1,600,803)	617,401

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2018 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	715,776	—	157,343	1,186,087
Redemptions	(751,853)	(1,669)	(793,413)	(893,787)
Exchange from Class B shares	19,010	—	—	—
Exchange to Class A shares	—	(19,180)	—	—

Net increase (decrease)	(17,067)	(20,849)	(636,070)	292,300

	Year Ended December 31, 2017
	Class A	Class B	Class C	Class I

Sales	2,170,826	1,338	351,013	3,470,305
Issued to shareholders electing to receive payments of distributions in Fund shares	133,513	—	1,459	49,536
Redemptions	(3,073,957)	(12,821)	(2,086,125)	(1,848,880)
Exchange from Class B shares	56,298	—	—	—
Exchange to Class A shares	—	(56,866)	—	—

Net increase (decrease)	(713,320)	(68,349)	(1,733,653)	1,670,961

24

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value

Aerospace & Defense — 3.1%
Arconic, Inc.	4	$68
Boeing Co. (The)	1,047,436	351,425,252
General Dynamics Corp.	133,997	24,978,381
Huntington Ingalls Industries, Inc.	539	116,850
Lockheed Martin Corp.	62,473	18,456,398
Northrop Grumman Corp.	35,008	10,771,962
Raytheon Co.	74,943	14,477,489
Rockwell Collins, Inc.	12,850	1,730,638
United Technologies Corp.	878,294	109,813,099
		$531,770,137

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	810,160	$67,777,986
Expeditors International of Washington, Inc.	1,300	95,030
FedEx Corp.	305,493	69,365,240
United Parcel Service, Inc., Class B	1,680,992	178,571,780
		$315,810,036

Airlines — 0.0%(1)
American Airlines Group, Inc.	64,955	$2,465,692
Delta Air Lines, Inc.	47,773	2,366,674
Southwest Airlines Co.	27,165	1,382,155
		$6,214,521

Auto Components — 0.3%
Adient PLC	15,055	$740,555
Aptiv PLC	228,000	20,891,640
BorgWarner, Inc.	2,800	120,848
Delphi Technologies PLC	76,000	3,454,960
Gentex Corp.	1,443,192	33,222,280
		$58,430,283

Automobiles — 0.1%
Daimler AG	38,000	$2,439,600
Ford Motor Co.	1,212,587	13,423,338
General Motors Co.	73,598	2,899,761
Harley-Davidson, Inc.	20,162	848,417
Tesla, Inc.(2)	7,397	2,536,801
Toyota Motor Corp. ADR	5,000	644,050
		$22,791,967

Security	Shares	Value

Banks — 6.5%
Bank of America Corp.	2,728,110	$76,905,421
Bank of Montreal	4	309
BB&T Corp.	1,325,045	66,835,270
BB&T Corp.(3)	22,314	1,125,518
CIT Group, Inc.	66,161	3,335,176
Citigroup, Inc.	1,124,136	75,227,181
Commerce Bancshares, Inc.	43,483	2,813,785
CVB Financial Corp.	152,000	3,407,840
Fifth Third Bancorp	1,149,208	32,982,270
HSBC Holdings PLC	220,592	2,063,860
HSBC Holdings PLC ADR	424	19,987
Huntington Bancshares, Inc.	143,117	2,112,407
ING Groep NV ADR	131,742	1,886,545
JPMorgan Chase & Co.	3,503,875	365,103,775
KeyCorp	111,718	2,182,970
M&T Bank Corp.	230,611	39,238,462
PNC Financial Services Group, Inc. (The)	87,271	11,790,312
Regions Financial Corp.	714,736	12,708,006
Societe Generale SA	460,793	19,367,078
SunTrust Banks, Inc.	453,204	29,920,528
SVB Financial Group(2)	27,933	8,065,933
Synovus Financial Corp.	1,565	82,679
Toronto-Dominion Bank (The)	30,213	1,748,124
U.S. Bancorp	1,636,191	81,842,274
Wells Fargo & Co.	5,054,956	280,246,761
		$1,121,012,471

Beverages — 2.1%
Anheuser-Busch InBev SA/NV ADR	25,379	$2,557,188
Boston Beer Co., Inc. (The), Class A(2)	4,730	1,417,581
Brown-Forman Corp., Class A	9,750	476,385
Brown-Forman Corp., Class B	24,653	1,208,244
Coca-Cola Co. (The)	3,174,173	139,219,228
Constellation Brands, Inc., Class A	9,629	2,107,499
Diageo PLC ADR	5,226	752,596
Dr Pepper Snapple Group, Inc.	2,700	329,400
Molson Coors Brewing Co., Class B	186,000	12,655,440
Monster Beverage Corp.(2)	135,851	7,784,262
PepsiCo, Inc.	1,829,801	199,210,435
		$367,718,258

Biotechnology — 3.9%
AbbVie, Inc.	2,242,884	$207,803,203
Agios Pharmaceuticals, Inc.(2)	74,972	6,314,891
Alexion Pharmaceuticals, Inc.(2)	759,765	94,324,824

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)
Alkermes PLC(2)	5,000	$205,800
Alnylam Pharmaceuticals, Inc.(2)	6,000	590,940
Amgen, Inc.	733,612	135,417,439
Biogen, Inc.(2)	227,430	66,009,283
Celgene Corp.(2)	436,255	34,647,372
Gilead Sciences, Inc.	1,139,346	80,711,271
Incyte Corp.(2)	11,472	768,624
Neurocrine Biosciences, Inc.(2)	20,350	1,999,184
Regeneron Pharmaceuticals, Inc.(2)	18,129	6,254,324
Shire PLC ADR	6,338	1,069,854
Vertex Pharmaceuticals, Inc.(2)	234,180	39,801,233
		$675,918,242

Building Products — 0.3%
A.O. Smith Corp.	27,845	$1,647,032
Fortune Brands Home & Security, Inc.	1,723	92,508
Johnson Controls International PLC	309,402	10,349,497
Lennox International, Inc.	168,620	33,749,293
Lennox International, Inc.(3)	48,340	9,665,575
Masco Corp.	25,000	935,500
		$56,439,405

Capital Markets — 5.4%
Affiliated Managers Group, Inc.	36,716	$5,458,568
Ameriprise Financial, Inc.	215,583	30,155,750
Bank of New York Mellon Corp. (The)	473,559	25,539,037
BlackRock, Inc.	11,190	5,584,258
Brookfield Asset Management, Inc., Class A	89,070	3,610,898
Cboe Global Markets, Inc.	215,414	22,418,135
Charles Schwab Corp. (The)	3,788,973	193,616,520
CME Group, Inc.	177,716	29,131,207
E*TRADE Financial Corp.(2)	4,593	280,908
Franklin Resources, Inc.	211,191	6,768,672
Goldman Sachs Group, Inc. (The)	665,837	146,863,667
Intercontinental Exchange, Inc.	116,086	8,538,125
Invesco, Ltd.	4,040	107,302
Legg Mason, Inc.	122,902	4,268,386
LPL Financial Holdings, Inc.	215,573	14,128,654
Moody’s Corp.	207,295	35,356,235
Morgan Stanley	2,395,451	113,544,377
Nasdaq, Inc.	71,203	6,498,698
Northern Trust Corp.	610,830	62,848,299
Raymond James Financial, Inc.	15,043	1,344,092
S&P Global, Inc.	221,320	45,124,935
SEI Investments Co.	150,000	9,378,000

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	869,046	$80,899,492
Stifel Financial Corp.	112,796	5,893,591
T. Rowe Price Group, Inc.	544,617	63,224,587
UBS Group AG	9	138
Waddell & Reed Financial, Inc., Class A	9,248	166,187
		$920,748,718

Chemicals — 1.4%
AdvanSix, Inc.(2)	1,768	$64,762
Air Products and Chemicals, Inc.	8,857	1,379,301
Albemarle Corp.	90,157	8,504,510
Balchem Corp.	17,292	1,697,037
Chemours Co. (The)	151	6,698
DowDuPont, Inc.	1,230,615	81,122,141
Eastman Chemical Co.	1,950	194,922
Ecolab, Inc.	564,891	79,271,154
International Flavors & Fragrances, Inc.	5,000	619,800
LyondellBasell Industries NV, Class A	4,274	469,499
NewMarket Corp.	12,318	4,982,631
PPG Industries, Inc.	375,957	38,998,020
Praxair, Inc.	6,143	971,515
Sherwin-Williams Co. (The)	28,213	11,498,772
Valvoline, Inc.	68,886	1,485,871
Westlake Chemical Corp.	1,000	107,630
		$231,374,263

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$214,928
Pitney Bowes, Inc.	14,270	122,294
Stericycle, Inc.(2)	13,300	868,357
Waste Management, Inc.	109,569	8,912,342
		$10,117,921

Communications Equipment — 2.0%
Arista Networks, Inc.(2)	650,020	$167,373,650
Arista Networks, Inc.(2)(3)	127,576	32,849,544
Cisco Systems, Inc.	2,402,532	103,380,952
Juniper Networks, Inc.	285,300	7,822,926
Motorola Solutions, Inc.	37,773	4,395,644
Nokia Oyj ADR	192	1,104
Palo Alto Networks, Inc.(2)	145,232	29,840,819
		$345,664,639

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$117,072
Jacobs Engineering Group, Inc.	56,851	3,609,470
Quanta Services, Inc.(2)	2,000	66,800
		$3,793,342

Construction Materials — 0.1%
Vulcan Materials Co.	60,866	$7,855,366
		$7,855,366

Consumer Finance — 1.5%
American Express Co.	1,053,028	$103,196,744
Capital One Financial Corp.	130,994	12,038,349
Discover Financial Services	1,211,463	85,299,110
LendingClub Corp.(2)	79,691	302,029
Navient Corp.	10,200	132,906
SLM Corp.(2)	10,200	116,790
Synchrony Financial	1,693,648	56,533,970
		$257,619,898

Containers & Packaging — 0.1%
Avery Dennison Corp.	2,250	$229,725
Ball Corp.	25,288	898,989
Bemis Co., Inc.	50,882	2,147,729
Crown Holdings, Inc.(2)	13,787	617,106
International Paper Co.	42,000	2,187,360
Packaging Corp. of America	3,725	416,418
WestRock Co.	39,303	2,241,057
		$8,738,384

Distributors — 0.2%
Genuine Parts Co.	201,037	$18,453,186
LKQ Corp.(2)	224,518	7,162,124
		$25,615,310

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$583,396
		$583,396

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class A(2)	453	$127,764,124
Berkshire Hathaway, Inc., Class B(2)	1,439,927	268,762,375
		$396,526,499

Security	Shares	Value

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	666,443	$21,399,485
CenturyLink, Inc.	5,086	94,803
Frontier Communications Corp.	894	4,792
Verizon Communications, Inc.	1,185,329	59,633,902
Windstream Holdings, Inc.	821	4,326
		$81,137,308

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,491,020
Entergy Corp.	600	48,474
Exelon Corp.	28,310	1,206,006
NextEra Energy, Inc.	124,972	20,874,073
Southern Co. (The)	117,942	5,461,894
		$30,081,467

Electrical Equipment — 1.0%
Acuity Brands, Inc.	11,121	$1,288,590
AMETEK, Inc.	70,596	5,094,207
Eaton Corp. PLC	130,064	9,720,983
Emerson Electric Co.	2,055,913	142,145,825
Hubbell, Inc.	1,978	209,154
nVent Electric PLC(2)	4	101
Rockwell Automation, Inc.	116,665	19,393,223
		$177,852,083

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	10,986	$957,430
CDW Corp.	142,695	11,528,329
Corning, Inc.	1,543,029	42,448,728
Keysight Technologies, Inc.(2)	9,942	586,876
Knowles Corp.(2)	8,001	122,415
TE Connectivity, Ltd.	29,999	2,701,710
Trimble, Inc.(2)	3,200	105,088
		$58,450,576

Energy Equipment & Services — 0.8%
Apergy Corp.(2)	171,700	$7,168,475
Frank’s International NV	1,500,000	11,700,000
Halliburton Co.	951,376	42,869,003
National Oilwell Varco, Inc.	5,061	219,647
Schlumberger, Ltd.	1,207,219	80,919,890
Transocean, Ltd.(2)	2,884	38,761
		$142,915,776

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	32,841	$4,734,687
Host Hotels & Resorts, Inc.	8,720	183,731
ProLogis, Inc.	2,000	131,380
Public Storage	49	11,116
Simon Property Group, Inc.	25,563	4,350,567
		$9,411,481

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	883,550	$184,644,279
Kroger Co. (The)	145,541	4,140,641
Sprouts Farmers Market, Inc.(2)	1,554,670	34,311,567
Sysco Corp.	443,443	30,282,723
Walgreens Boots Alliance, Inc.	605,201	36,321,138
Walmart, Inc.	1,035,785	88,714,985
		$378,415,333

Food Products — 1.5%
Archer-Daniels-Midland Co.	305,116	$13,983,466
Campbell Soup Co.	755,494	30,627,727
Conagra Brands, Inc.	413,772	14,784,074
Flowers Foods, Inc.	261,924	5,455,877
General Mills, Inc.	19,187	849,217
Hain Celestial Group, Inc. (The)(2)	17,240	513,752
Hershey Co. (The)	551,784	51,349,019
Hormel Foods Corp.	147,846	5,501,350
JM Smucker Co. (The)	18,967	2,038,573
Kellogg Co.	63,058	4,405,862
Kraft Heinz Co. (The)	41,254	2,591,576
Lamb Weston Holdings, Inc.	94,824	6,496,392
McCormick & Co., Inc.	51,969	6,033,081
Mondelez International, Inc., Class A	550,350	22,564,350
Nestle SA	1,118,348	86,672,868
Tyson Foods, Inc., Class A	24,682	1,699,356
		$255,566,540

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,808,925	$110,326,336
ABIOMED, Inc.(2)	59,930	24,514,367
Avanos Medical, Inc.	542	31,030
Baxter International, Inc.	232,275	17,151,186
Becton, Dickinson and Co.	71,495	17,127,342
Boston Scientific Corp.(2)	34,020	1,112,454
Danaher Corp.	139,109	13,727,276
DexCom, Inc.(2)	94,962	9,019,491
Edwards Lifesciences Corp.(2)	5,200	756,964

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(2)	154,947	$6,159,143
Intuitive Surgical, Inc.(2)	75,158	35,961,600
Medtronic PLC	532,861	45,618,230
Smith & Nephew PLC ADR	5,500	206,415
Stryker Corp.	272,453	46,006,414
Varian Medical Systems, Inc.(2)	5,609	637,855
Zimmer Biomet Holdings, Inc.	148,851	16,587,955
		$344,944,058

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.(2)	32,000	$1,309,120
Aetna, Inc.	18,766	3,443,561
Anthem, Inc.	141,182	33,605,552
Cardinal Health, Inc.	29,805	1,455,378
Centene Corp.(2)	27,164	3,346,877
Cigna Corp.	18,852	3,203,897
CVS Health Corp.	1,249,677	80,416,715
DaVita, Inc.(2)	157,055	10,905,899
Express Scripts Holding Co.(2)	5	386
HCA Healthcare, Inc.	165,025	16,931,565
Henry Schein, Inc.(2)	26,346	1,913,773
Humana, Inc.	1,563	465,196
McKesson Corp.	6,776	903,918
UnitedHealth Group, Inc.	80,419	19,729,998
		$177,631,835

Health Care Technology — 0.2%
Cerner Corp.(2)	17,440	$1,042,738
Cotiviti Holdings, Inc.(2)	863,310	38,097,870
		$39,140,608

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	21,669	$1,241,851
Chipotle Mexican Grill, Inc.(2)	121,117	52,246,240
Choice Hotels International, Inc.	30,002	2,268,151
Darden Restaurants, Inc.	21,300	2,280,378
Domino’s Pizza, Inc.	148	41,761
Hilton Worldwide Holdings, Inc.	99,691	7,891,540
Marriott International, Inc., Class A	1,953,018	247,252,079
McDonald’s Corp.	33,097	5,185,969
MGM Resorts International(3)	50,000	1,451,500
Starbucks Corp.	3,793,418	185,308,469
Texas Roadhouse, Inc.	398,116	26,080,579
Yum China Holdings, Inc.	360,498	13,864,753
Yum! Brands, Inc.	290,587	22,729,715
		$567,842,985

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.1%
D.R. Horton, Inc.	5,956	$244,196
Leggett & Platt, Inc.	52,679	2,351,591
Lennar Corp., Class A	4,389	230,423
Lennar Corp., Class B	21	896
Mohawk Industries, Inc.(2)	2,820	604,241
Newell Brands, Inc.	479,252	12,359,909
NVR, Inc.(2)	176	522,782
PulteGroup, Inc.	29,551	849,591
Tempur Sealy International, Inc.(2)	135,025	6,487,951
Toll Brothers, Inc.	2,223	82,229
Whirlpool Corp.	1,391	203,406
		$23,937,215

Household Products — 1.3%
Church & Dwight Co., Inc.	1,120	$59,539
Clorox Co. (The)	1,340	181,235
Colgate-Palmolive Co.	1,393,555	90,316,300
Energizer Holdings, Inc.	9,500	598,120
Kimberly-Clark Corp.	42,168	4,441,977
Procter & Gamble Co. (The)	1,724,982	134,652,095
		$230,249,266

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$23,199
		$23,199

Industrial Conglomerates — 1.6%
3M Co.	675,951	$132,973,081
Carlisle Cos., Inc.	51,706	5,600,277
General Electric Co.	5,670,337	77,173,286
Honeywell International, Inc.	374,876	54,000,888
Roper Technologies, Inc.	20,247	5,586,350
		$275,333,882

Insurance — 1.4%
Aegon NV ADR	5	$30
Aflac, Inc.	632,912	27,227,874
Aflac, Inc.(3)	50,000	2,151,000
Alleghany Corp.	3,985	2,291,255
Allstate Corp. (The)	6,403	584,402
American International Group, Inc.	159,867	8,476,148
Aon PLC	102,957	14,122,612
Arch Capital Group, Ltd.(2)	39,000	1,031,940
Arthur J. Gallagher & Co.	374,352	24,437,699

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	10,300	$1,065,947
Brighthouse Financial, Inc.(2)	936	37,506
Chubb, Ltd.	8,410	1,068,238
Cincinnati Financial Corp.	159,319	10,652,068
Fidelity National Financial, Inc.(3)	55,779	2,096,308
Hartford Financial Services Group, Inc.	32,187	1,645,721
Markel Corp.(2)	6,362	6,898,635
Marsh & McLennan Cos., Inc.	113,365	9,292,529
MetLife, Inc.	16,661	726,420
Progressive Corp. (The)	1,256,871	74,343,920
Prudential Financial, Inc.	20,786	1,943,699
Reinsurance Group of America, Inc.	6,425	857,609
Torchmark Corp.	422,551	34,399,877
Travelers Cos., Inc. (The)	122,025	14,928,538
Trisura Group, Ltd.(2)	124	2,500
Willis Towers Watson PLC	104	15,766
WR Berkley Corp.	1,500	108,615
		$240,406,856

Internet & Direct Marketing Retail — 4.5%
Amazon.com, Inc.(2)	354,904	$603,265,819
Booking Holdings, Inc.(2)	50,820	103,016,714
Ctrip.com International, Ltd. ADR(2)	5,200	247,676
Expedia Group, Inc.	2,670	320,907
Netflix, Inc.(2)	136,715	53,514,353
Qurate Retail, Inc.(2)	97,587	2,070,796
Wayfair, Inc., Class A(2)	39,272	4,663,943
		$767,100,208

Internet Software & Services — 8.7%
2U, Inc.(2)	37,324	$3,118,793
Akamai Technologies, Inc.(2)	226,957	16,620,061
Alibaba Group Holding, Ltd. ADR(2)	208,381	38,660,927
Alphabet, Inc., Class A(2)	290,780	328,345,868
Alphabet, Inc., Class C(2)	365,468	407,734,374
Altaba, Inc.(2)	144,071	10,547,438
Baidu, Inc. ADR(2)	72,500	17,617,500
Box, Inc., Class A(2)	176,143	4,401,814
Cars.com, Inc.(2)	400	11,356
Coupa Software, Inc.(2)	28,188	1,754,421
eBay, Inc.(2)	1,337,694	48,504,785
Envestnet, Inc.(3)	40,000	2,197,066
Facebook, Inc., Class A(2)	2,905,200	564,538,464
IAC/InterActiveCorp(2)	4,215	642,745
LogMeIn, Inc.	1,026	105,935

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Nutanix, Inc., Class A(2)	33,412	$1,723,057
Okta, Inc.(2)	86,309	4,347,384
Pandora Media, Inc.(2)	37,000	291,560
Shopify, Inc., Class A(2)	6,694	976,588
Twitter, Inc.(2)	614,278	26,825,520
VeriSign, Inc.(2)	19,493	2,678,728
Yelp, Inc.(2)	145,608	5,704,921
		$1,487,349,305

IT Services — 2.8%
Accenture PLC, Class A	731,773	$119,710,745
Alliance Data Systems Corp.	686	159,975
Automatic Data Processing, Inc.	162,672	21,820,822
Broadridge Financial Solutions, Inc.	50,205	5,778,595
Cognizant Technology Solutions Corp., Class A	5,578	440,606
Fidelity National Information Services, Inc.	63,737	6,758,034
Fiserv, Inc.(2)	627,056	46,458,579
International Business Machines Corp.	470,080	65,670,176
Mastercard, Inc., Class A	62,931	12,367,200
Paychex, Inc.	709,749	48,511,344
PayPal Holdings, Inc.(2)	164,791	13,722,147
Sabre Corp.	157,290	3,875,626
Square, Inc., Class A(2)	204,040	12,577,026
Total System Services, Inc.	5	423
Visa, Inc., Class A	849,131	112,467,401
Western Union Co. (The)	82,244	1,672,020
		$471,990,719

Leisure Products — 0.0%(1)
Hasbro, Inc.	786	$72,556
Mattel, Inc.	3,941	64,711
Polaris Industries, Inc.	20,015	2,445,433
		$2,582,700

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$40,297,356
Illumina, Inc.(2)	28,727	8,023,164
IQVIA Holdings, Inc.(2)	34,269	3,420,731
Thermo Fisher Scientific, Inc.	38,476	7,969,919
		$59,711,170

Machinery — 1.6%
Caterpillar, Inc.	254,523	$34,531,135
Cummins, Inc.	150	19,950

Security	Shares	Value

Machinery (continued)
Deere & Co.	169,903	$23,752,439
Donaldson Co., Inc.	138,864	6,265,544
Dover Corp.	343,400	25,136,880
Fortive Corp.	28,046	2,162,627
Illinois Tool Works, Inc.	1,058,721	146,675,207
Ingersoll-Rand PLC	6,080	545,558
Lincoln Electric Holdings, Inc.	53,660	4,709,202
Manitowoc Co., Inc. (The)(2)	11,435	295,709
Middleby Corp.(2)	2,000	208,840
PACCAR, Inc.	186,094	11,530,384
Parker-Hannifin Corp.	18,857	2,938,864
Pentair PLC	4	168
Snap-on, Inc.	22,178	3,564,448
Stanley Black & Decker, Inc.	288	38,249
WABCO Holdings, Inc.(2)	3,080	360,422
Welbilt, Inc.(2)	45,741	1,020,482
Westinghouse Air Brake Technologies Corp.	14,082	1,388,204
		$265,144,312

Media — 2.4%
CBS Corp., Class B	575,030	$32,328,187
Comcast Corp., Class A	3,083,555	101,171,440
Discovery, Inc., Class A(2)	6,930	190,575
Discovery, Inc., Class C(2)	207	5,278
Interpublic Group of Cos., Inc. (The)	700,848	16,427,877
Liberty Braves Group, Series A(2)	1,236	31,778
Liberty Braves Group, Series C(2)	2,473	63,952
Liberty Broadband Corp., Series A(2)	3,091	233,803
Liberty Broadband Corp., Series C(2)	6,183	468,177
Liberty Formula One, Series A(2)	3,091	109,143
Liberty Formula One, Series C(2)	6,183	229,575
Liberty Global PLC, Class A(2)	8,854	243,839
Liberty Global PLC, Class C(2)	27,614	734,809
Liberty Latin America Ltd., Class A(2)	1,546	29,559
Liberty Latin America Ltd., Class C(2)	4,825	93,508
Liberty SiriusXM Group, Series A(2)	12,367	557,133
Liberty SiriusXM Group, Series C(2)	24,734	1,121,934
Live Nation Entertainment, Inc.(2)	1,800	87,426
News Corp., Class A	24	372
Omnicom Group, Inc.	131,803	10,052,615
TEGNA, Inc.	1,201	13,031
Twenty-First Century Fox, Inc., Class A	16,236	806,767
Viacom, Inc., Class B	378,593	11,418,365
Walt Disney Co. (The)	2,238,375	234,604,084
		$411,023,227

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$274,811
Cleveland-Cliffs, Inc.(2)	527,743	4,448,873
Freeport-McMoRan, Inc.	39,818	687,259
Glencore PLC	598,405	2,841,101
Lonmin PLC(2)	64	35
Nucor Corp.	235,936	14,746,000
Southern Copper Corp.	12,126	568,346
Steel Dynamics, Inc.	182,124	8,368,598
Steel Dynamics, Inc.(3)	50,000	2,295,202
		$34,230,225

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	43,075	$3,358,988
Dominion Energy, Inc.	13,110	893,840
DTE Energy Co.	64,168	6,649,730
Sempra Energy	67,787	7,870,748
WEC Energy Group, Inc.	8,481	548,297
		$19,321,603

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$12,125,930
Nordstrom, Inc.	7,679	397,619
Target Corp.	36,405	2,771,148
		$15,294,697

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	800,521	$58,638,163
Antero Resources Corp.(2)	1,764,100	37,663,535
Apache Corp.	175,832	8,220,146
California Resources Corp.(2)	275	12,496
Cheniere Energy, Inc.(2)	642,305	41,871,863
Chesapeake Energy Corp.(2)	288	1,509
Chevron Corp.	860,818	108,833,220
Concho Resources, Inc.(2)	40,000	5,534,000
ConocoPhillips	261,371	18,196,649
Devon Energy Corp.	1,380,333	60,679,439
EOG Resources, Inc.	1,544,181	192,142,442
EQT Corp.	180,474	9,958,555
Exxon Mobil Corp.	3,070,962	254,060,686
Hess Corp.	64,190	4,293,669
Kinder Morgan, Inc.	50,432	891,133
Marathon Oil Corp.	123,481	2,575,814
Marathon Petroleum Corp.	160,826	11,283,552
Murphy Oil Corp.	145,312	4,907,186
Occidental Petroleum Corp.	23,125	1,935,100

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	179,486	$20,158,073
Pioneer Natural Resources Co.	14,430	2,730,733
Range Resources Corp.	669,731	11,204,600
Royal Dutch Shell PLC, Class A ADR	43,173	2,988,867
Southwestern Energy Co.(2)	730	3,869
Valero Energy Corp.	8,417	932,856
Williams Cos., Inc. (The)	56,025	1,518,838
WPX Energy, Inc.(2)	666	12,008
		$861,249,001

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	37,503	$5,351,303
Unilever NV - NY Shares	19,032	1,060,463
Unilever PLC ADR	18,708	1,034,178
		$7,445,944

Pharmaceuticals — 4.9%
Allergan PLC	104,620	$17,442,246
AstraZeneca PLC ADR	870	30,546
Bristol-Myers Squibb Co.	2,083,405	115,295,633
Catalent, Inc.(2)	45,943	1,924,552
Eli Lilly & Co.	1,731,494	147,748,383
GlaxoSmithKline PLC ADR	1,468	59,175
Johnson & Johnson	2,188,408	265,541,427
Johnson & Johnson(3)	14,035	1,703,007
Mallinckrodt PLC(2)	6	112
Merck & Co., Inc.	1,404,676	85,263,833
Novartis AG ADR	114,146	8,622,589
Novo Nordisk A/S ADR	1,283,586	59,198,986
Pfizer, Inc.	1,826,703	66,272,785
Roche Holding AG ADR	35,808	989,375
Sanofi ADR	5,100	204,051
Teva Pharmaceutical Industries, Ltd. ADR	1,676,992	40,784,445
Zoetis, Inc.	436,577	37,191,995
		$848,273,140

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,583,142
Nielsen Holdings PLC	72,356	2,237,971
On Assignment, Inc.(2)	170,225	13,309,893
Verisk Analytics, Inc.(2)	98,337	10,584,994
		$27,716,000

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 0.7%
Canadian National Railway Co.	403,231	$32,964,134
Canadian Pacific Railway, Ltd.	942	172,405
CSX Corp.	86,183	5,496,752
CSX Corp.(3)	19,071	1,215,831
Kansas City Southern	7,000	741,720
Norfolk Southern Corp.	222,808	33,615,043
Union Pacific Corp.	372,000	52,704,960
		$126,910,845

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	632,596	$60,678,608
Applied Materials, Inc.	100,000	4,619,000
ASML Holding NV - NY Shares	3,622	717,047
Broadcom, Inc.	90,809	22,033,896
Cypress Semiconductor Corp.	107,346	1,672,451
Intel Corp.	6,829,512	339,495,042
Lam Research Corp.	33,350	5,764,548
Lam Research Corp.(3)	10,000	1,727,765
Marvell Technology Group, Ltd.	95,391	2,045,183
Microchip Technology, Inc.	367,513	33,425,307
Microchip Technology, Inc.(3)	5,600	509,320
Micron Technology, Inc.(2)	216,134	11,334,067
NVIDIA Corp.	505,735	119,808,622
NVIDIA Corp.(3)	100,000	23,690,000
Qorvo, Inc.(2)	13,586	1,089,190
QUALCOMM, Inc.	2,710,933	152,137,560
Texas Instruments, Inc.	1,016,017	112,015,874
Versum Materials, Inc.	1,129	41,942
Xilinx, Inc.	104,186	6,799,178
		$899,604,600

Software — 4.9%
Activision Blizzard, Inc.	218,092	$16,644,781
Adobe Systems, Inc.(2)	484,308	118,079,134
Autodesk, Inc.(2)	6,271	822,065
Cadence Design Systems, Inc.(2)	506,300	21,927,853
CDK Global, Inc.	3	195
Check Point Software Technologies, Ltd.(2)	151,500	14,798,520
Citrix Systems, Inc.(2)	5,976	626,524
Dell Technologies, Inc., Class V(2)	1,493	126,278
Electronic Arts, Inc.(2)	48,820	6,884,596
FireEye, Inc.(2)	82,732	1,273,245
Fortinet, Inc.(2)	20,000	1,248,600
Intuit, Inc.	40,048	8,182,007
Manhattan Associates, Inc.(2)	56,873	2,673,600

Security	Shares	Value

Software (continued)
Microsoft Corp.	3,642,009	$359,138,508
Oracle Corp.	2,686,255	118,356,395
Paycom Software, Inc.(2)	550,305	54,386,643
Red Hat, Inc.(2)	2,550	342,644
salesforce.com, Inc.(2)	106,644	14,546,242
ServiceNow, Inc.(2)	199,377	34,386,551
Splunk, Inc.(2)	306,812	30,408,137
Symantec Corp.	72,900	1,505,385
Synopsys, Inc.(2)	8,560	732,479
Tableau Software, Inc., Class A(2)	13,699	1,339,077
Tyler Technologies, Inc.(2)	10,000	2,221,000
Ultimate Software Group, Inc. (The)(2)	41,687	10,726,482
Workday, Inc., Class A(2)	121,726	14,743,453
Workday, Inc., Class A(2)(3)	19,755	2,390,333
		$838,510,727

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	78,893	$10,705,780
AutoNation, Inc.(2)	5,972	290,120
AutoZone, Inc.(2)	2,443	1,639,082
Bed Bath & Beyond, Inc.	22,000	438,350
Best Buy Co., Inc.	252,086	18,800,574
Dick’s Sporting Goods, Inc.	35,000	1,233,750
Gap, Inc. (The)	89,138	2,887,180
GNC Holdings, Inc., Class A(2)	900	3,168
L Brands, Inc.	307,212	11,329,979
Lowe’s Cos., Inc.	935,819	89,436,222
O’Reilly Automotive, Inc.(2)	82,957	22,694,546
O’Reilly Automotive, Inc.(2)(3)	77,496	21,179,380
Ross Stores, Inc.	262,238	22,224,671
Ross Stores, Inc.(3)	40,000	3,388,559
Ross Stores, Inc.(3)	88,000	7,450,542
Signet Jewelers, Ltd.	65,986	3,678,720
Tiffany & Co.	14,845	1,953,602
TJX Cos., Inc. (The)	1,334,669	127,033,795
Tractor Supply Co.	244,964	18,737,296
Ulta Beauty, Inc.(2)	78,652	18,362,096
		$383,467,412

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	2,893,899	$535,689,644
Hewlett Packard Enterprise Co.	506	7,393
NetApp, Inc.	493,167	38,728,404
Pure Storage, Inc., Class A(3)	300,000	7,160,955
Pure Storage, Inc., Class A(3)	1,000,000	23,856,120
		$605,442,516

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	221,909	$4,886,436
Luxottica Group SpA ADR	20,606	1,323,523
NIKE, Inc., Class B	3,447,406	274,689,310
VF Corp.	68,932	5,619,337
		$286,518,606

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$1,724,948
		$1,724,948

Tobacco — 0.5%
Altria Group, Inc.	430,129	$24,427,026
Altria Group, Inc.(3)	32,000	1,817,280
British American Tobacco PLC ADR	3,399	171,480
Philip Morris International, Inc.	636,953	51,427,585
		$77,843,371

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$489,867
United Rentals, Inc.(2)	2,000	295,240
W.W. Grainger, Inc.	2,791	860,745
		$1,645,852

Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV, ADR, Series L	270,852	$4,512,394
Sprint Corp.(2)	1	5
Vodafone Group PLC ADR	5	123
		$4,512,522

Total Common Stocks (identified cost $9,083,042,745)		$16,902,697,174

Rights — 0.0%(1)
Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,492

Total Rights (identified cost $16,441)		$3,492

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(4)	237,021,233	$237,021,233

Total Short-Term Investments (identified cost $237,023,028)		$237,021,233

Total Investments — 99.8% (identified cost $9,320,082,214)		$17,139,721,899

Other Assets, Less Liabilities — 0.2%		$29,059,457

Net Assets — 100.0%		$17,168,781,356

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 9).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018.

Abbreviations:

ADR	–	American Depositary Receipt

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2018
Unaffiliated investments, at value (identified cost, $9,083,059,186)	$16,902,700,666
Affiliated investment, at value (identified cost, $237,023,028)	237,021,233
Cash	106,693
Dividends receivable	9,512,623
Dividends receivable from affiliated investment	582,767
Receivable for investments sold	19,473,133
Tax reclaims receivable	6,764,176
Total assets	$17,176,161,291

Liabilities
Payable to affiliates:
Investment adviser fee	$6,196,936
Trustees’ fees	25,375
Accrued expenses	1,157,624
Total liabilities	$7,379,935
Commitments and contingencies (Note 8)
Net Assets applicable to investors’ interest in Portfolio	$17,168,781,356

Sources of Net Assets
Investors’ capital	$9,349,231,640
Net unrealized appreciation	7,819,549,716
Total	$17,168,781,356

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2018
Dividends (net of foreign taxes, $1,117,366)	$137,467,495
Dividends from affiliated investment	2,237,551
Total investment income	$139,705,046

Expenses
Investment adviser fee	$36,289,999
Trustees’ fees and expenses	50,750
Custodian fee	1,218,977
Professional fees	175,919
Miscellaneous	214,001
Total expenses	$37,949,646

Net investment income	$101,755,400

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$255,585,867
Investment transactions — affiliated investment	(39,950)
Foreign currency transactions	(15,440)
Net realized gain	$255,530,477
Change in unrealized appreciation (depreciation) —
Investments	$62,054,362
Investments — affiliated investment	60,953
Foreign currency	(78,543)
Net change in unrealized appreciation (depreciation)	$62,036,772

Net realized and unrealized gain	$317,567,249

Net increase in net assets from operations	$419,322,649

(1)	Includes $294,389,011 of net realized gains from redemptions in-kind.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
From operations —
Net investment income	$101,755,400	$186,803,347
Net realized gain	255,530,477	366,906,314
Net change in unrealized appreciation (depreciation)	62,036,772	2,337,531,531
Net increase in net assets from operations	$419,322,649	$2,891,241,192
Capital transactions —
Contributions	$1,059,287,329	$1,487,391,128
Withdrawals	(534,518,475)	(730,966,590)
Net increase in net assets from capital transactions	$524,768,854	$756,424,538

Net increase in net assets	$944,091,503	$3,647,665,730

Net Assets
At beginning of period	$16,224,689,853	$12,577,024,123
At end of period	$17,168,781,356	$16,224,689,853

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2018

Financial Highlights

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2017		2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.46	%(2)	0.46%		0.47%		0.47%	0.47%	0.48%
Net investment income	1.23	%(2)	1.33%		1.48%		1.44%	1.45%	1.50%
Portfolio Turnover	1	%(3)(4)	0	%(4)(5)	1	%(4)	9%	8%	3%

Total Return	2.67	%(3)	22.76%		9.06%		2.53%	12.73%	32.39%

Net assets, end of period (000’s omitted)	$17,168,781		$16,224,690		$12,577,024		$11,055,385	$10,545,696	$9,414,954

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

(4)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 5% and 6% for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, respectively.

(5)	Amount is less than 0.5%.

37	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2018, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 5.6%, 9.4%, 4.6%, and 1.0% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 79.4% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

38

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2018, the Portfolio’s investment adviser fee amounted to $36,289,999 or 0.44% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

39

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $101,314,080 and $97,991,076, respectively, for the six months ended June 30, 2018. In addition, investors contributed securities with an aggregate market value of $1,050,714,075 and investments having an aggregate market value of $471,047,269 were distributed in payment for capital withdrawals during the six months ended June 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,788,944,062

Gross unrealized appreciation	$14,360,242,178
Gross unrealized depreciation	(9,464,341)

Net unrealized appreciation	$14,350,777,837

5  Restricted Securities

At June 30, 2018, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Aflac, Inc.	9/21/17	9/21/18	50,000	$2,095,902	$2,151,000
Altria Group, Inc.	9/21/17	9/21/18	32,000	1,957,081	1,817,280
Arista Networks, Inc.	12/19/17	12/19/18	127,576	30,000,085	32,849,544
BB&T Corp.	9/21/17	9/21/18	22,314	1,000,005	1,125,518
CSX Corp.	3/22/18	3/22/19	19,071	1,084,218	1,215,831
Envestnet, Inc.	3/22/18	3/22/19	40,000	2,387,969	2,197,066
Fidelity National Financial, Inc	6/21/18	6/21/19	55,779	2,081,820	2,096,308
Johnson & Johnson	12/19/17	12/19/18	14,035	1,988,173	1,703,007
Lam Research Corp.	3/22/18	3/22/19	10,000	2,240,894	1,727,765
Lennox International, Inc.	6/21/18	6/21/19	48,340	9,895,444	9,665,575
MGM Resorts International	9/21/17	9/21/18	50,000	1,652,346	1,451,500
Microchip Technology Inc	12/19/17	12/19/18	5,600	497,734	509,320
NVIDIA Corp.	9/21/17	9/21/18	100,000	18,565,416	23,690,000
O’Reilly Automotive, Inc.	6/21/18	6/21/19	77,496	22,000,790	21,179,380
Pure Storage, Inc., Class A	3/22/18	3/22/19	300,000	5,997,897	7,160,955
Pure Storage, Inc., Class A	6/21/18	6/21/19	1,000,000	24,165,810	23,856,120
Ross Stores, Inc.	3/22/18	3/22/19	40,000	3,093,768	3,388,559
Ross Stores, Inc	6/21/18	6/21/19	88,000	7,614,058	7,450,542
Steel Dynamics, Inc.	6/21/18	6/21/19	50,000	2,345,152	2,295,202
Workday Inc., Class A	6/21/18	6/21/19	19,755	2,529,664	2,390,333

Total Restricted Securities				$143,194,226	$149,920,805

40

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,533,169,525	$32,018,481		$—	$2,565,188,006
Consumer Staples	1,230,565,844	86,672,868		—	1,317,238,712
Energy	1,004,164,777	—		—	1,004,164,777
Financials	2,914,512,144	23,527,246		—	2,938,039,390
Health Care	2,145,619,053	—		—	2,145,619,053
Industrials	1,787,866,930	10,881,406		—	1,798,748,336
Information Technology	4,669,680,843	37,332,239		—	4,707,013,082
Materials	277,061,900	5,136,338		—	282,198,238
Real Estate	9,411,481	—		—	9,411,481
Telecommunication Services	85,649,830	—		—	85,649,830
Utilities	49,426,269	—		—	49,426,269

Total Common Stocks	$16,707,128,596	$195,568,578	*	$—	$16,902,697,174

Rights	$3,492	$—		$—	$3,492
Short-Term Investments	—	237,021,233		—	237,021,233

Total Investments	$16,707,132,088	$432,589,811		$—	$17,139,721,899

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which

41

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2018

Notes to Financial Statements (Unaudited) — continued

has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at June 30, 2018).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

43

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

44

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

46

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

47

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

48

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2018

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 & 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018